Submission	Nov. 20, 2024
Submission [Line Items]
Central Index Key	0000019745
Registrant Name	Chesapeake Utilities Corporation
Registration File Number	333-274284
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES